Equity (Details) $ / shares in Units, $ in Thousands										1 Months Ended	6 Months Ended			12 Months Ended
	Apr. 09, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Jan. 21, 2024 USD ($) shares	Oct. 31, 2023 shares	Oct. 13, 2023 USD ($) $ / shares shares	Aug. 18, 2023 $ / shares shares	Aug. 14, 2023 USD ($) $ / shares shares	Jun. 01, 2022 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Oct. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Jul. 01, 2024 shares	Jun. 30, 2024 ₪ / shares shares	Jun. 25, 2023 ₪ / shares	Jun. 30, 2022 $ / shares
Equity [Line Items]
Capital ratio																30:1
Ordinary shares issued	2,404	3,465				75,000,000	212,500
Par value (in Dollars per share) | (per share)																₪ 0.213	₪ 0.05
Services rendered amount (in Dollars) | $	$ 7	$ 10
Gross proceeds (in Dollars) | $								$ 10,210	$ 8,150		$ 474		$ 1,464	$ 2,196
Issuance of aggregate shares								136,388	44,331
Number of units								12,884	35,242
Units Per share (in Dollars per share) | $ / shares								$ 74.88	$ 18,382
Exercise price (in Dollars per share) | $ / shares											$ 68.38	$ 68.38
Expire term																5 years		7 years
Purchase price per share (in Dollars per share) | $ / shares							$ 5.2
Aggregate gross proceeds (in Dollars) | $							$ 1,300
Gross cash proceeds (in Dollars) | $					$ 5,026
Shares issued												706,683		706,683		3,586,104
Warrants and exercise				1,784,211
Purchase sale (in Dollars) | $			$ 20,000
Commitment amount (in Dollars) | $			$ 20,000								$ 5,000
Sale of ordinary shares			925,159
Share price rate			97.00%
Installment payment, percentage																10.00%
Payment for premium percentage											5.00%
Aggregate shares											55,293
Commitment fee (in Dollars) | $											$ 200
Bottom of range [member]
Equity [Line Items]
Interest rate, percentage																5.00%
Top of range [member]
Equity [Line Items]
Interest rate, percentage																18.00%
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued							37,500
Number of units								123,504	9,089
Units Per share (in Dollars per share) | $ / shares								$ 73.294	$ 183.794
Exercise price (in Dollars per share) | $ / shares					$ 0.001
Purchase price per share (in Dollars per share) | $ / shares							$ 5.174
Shares issued					1,930,108
Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued							37,500
March 2021 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Shares issued																1,893,100
Warrants and exercise										1,893,100
Series A Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares											$ 183.82
Series A Warrants [Member] | Subsequent Events [Member]
Equity [Line Items]
Shares issued															1,784,211
Series B Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares											$ 275.6
June 2022 Warrants [Member]
Equity [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares																		$ 68.38